Leases - Summary of Rights to Use Assets (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	€ 3,004
Closing balance	2,564
Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	4,921
Additions	45
Disposals	(8)
Transfers	(220)
Closing balance	4,738
Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	(1,917)
Disposals	8
Transfers	220
Depreciation charge	(485)
Closing balance	(2,174)
Property [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	2,174
Closing balance	1,948
Property [member] | Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	3,001
Closing balance	3,001
Property [member] | Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	(827)
Depreciation charge	(226)
Closing balance	(1,053)
Vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	264
Depreciation charge	(51)	€ (56)
Closing balance	250
Vehicles [member] | Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	429
Additions	45
Disposals	(8)
Closing balance	466
Vehicles [member] | Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	(165)
Disposals	8
Depreciation charge	(59)
Closing balance	(216)
Plant and Equipments [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	566
Depreciation charge	(200)	€ (270)
Closing balance	366
Plant and Equipments [member] | Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	1,491
Additions	0
Transfers	(220)
Closing balance	1,271
Plant and Equipments [member] | Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	(925)
Transfers	220
Depreciation charge	(200)
Closing balance	€ (905)